Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/24 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.92% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.9%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,642,311
4.00%, 10/1/35	A+/F	4,280,000	4,319,738

			8,962,049
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40	Baa2	525,000	540,190
5.25%, 10/1/36	Baa2	680,000	699,725
5.125%, 10/1/34	Baa2	390,000	401,552

			1,641,467
New York (97.1%)
Albany, Cap. Resource Corp. Rev. Bonds
(KIPP Cap. Region Pub. Charter Schools), 5.00%, 6/1/64	BBB-	2,600,000	2,625,755
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB	325,000	325,605
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB	495,000	495,987
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	505,000	514,158
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB	115,000	115,250
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,500,000	1,529,716
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB	250,000	250,599
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	1,050,000	1,071,925
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	1,090,000	1,113,993
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	600,000	613,907
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	585,089
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,237,221
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A	2,000,000	1,903,621
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,251,744
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB-/F	2,690,000	2,475,500
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,348,791
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,299,328
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,195,152
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	1,021,894
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,508,017
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,061,592
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	507,357
(D'Youville College), 4.00%, 11/1/50	BBB-	6,535,000	5,474,930
(D'Youville College), 4.00%, 11/1/40	BBB-	1,000,000	900,850
(D'Youville College), 4.00%, 11/1/35	BBB-	1,025,000	979,500
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds, 5.00%, 1/1/42	A+	2,250,000	2,310,912
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB-	6,250,000	6,483,712
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,312,422
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB-	1,425,000	1,444,746
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,539,441
(Manhattan College), 5.00%, 8/1/47	BBB+	1,000,000	1,009,440
(1232 Southern Blvd., LLC), 5.00%, 7/1/45	A+	2,500,000	2,509,555
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB-	550,000	565,576
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	875,339
(Classical Charter School, Inc.), 4.75%, 6/15/58	BBB-	725,000	713,785
(Classical Charter School, Inc.), 4.75%, 6/15/53	BBB-	850,000	844,185
(Classical Charter School, Inc.), 4.50%, 6/15/43	BBB-	700,000	698,469
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	358,781
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	975,000	798,312
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	952,765
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	435,604
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	465,258
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	291,839
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	127,207
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	385,367
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	97,996
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	98,632
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	109,003
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	99,310
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	99,720
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB	1,000,000	1,049,929
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/63	BB	1,600,000	1,656,176
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/53	BB	1,000,000	1,043,781
(Unity Preparatory Charter School of Brooklyn), 5.25%, 6/15/43	BB	680,000	709,097
(Inwood Academy for Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,123,273
(Inwood Academy for Leadership Charter School), 4.875%, 5/1/31	BB/P	375,000	381,703
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	860,231
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,630,139
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,261,825
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,755,811
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,409,051
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	158,307
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,090,575
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	94,764
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	95,616
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	193,811
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	172,411
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	173,786
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	175,014
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BBB-	4,000,000	4,067,802
5.00%, 7/1/45	BBB-	3,400,000	3,489,497
5.00%, 7/1/40	BBB-	1,000,000	1,040,685
Erie Cnty., Indl. Dev. Agcy. Multi-Fam. Hsg. Rev. Bonds, (Westchester Pk. Preservation LP), FNMA Coll., 4.25%, 2/1/41	Aaa	4,477,000	4,398,138
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Evergeen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	2,000,000	2,049,895
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,002,519
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,024,769
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,300,228
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,034,987
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,237,433
(Molloy College), 5.00%, 7/1/38	BBB	865,000	878,822
(Molloy College), 5.00%, 7/1/38	BBB	480,000	485,784
(Molloy College), 5.00%, 7/1/37	BBB	315,000	319,625
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	212,393
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	218,001
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	220,706
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	245,052
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	213,706
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	166,600
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	994,035
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters), 5.50%, 10/1/37	A2	4,010,000	4,811,924
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. A, 5.00%, 9/1/49	A2	12,500,000	13,756,561
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,025,129
Ser. A, 3.00%, 9/1/40	A2	1,000,000	878,892
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C-1, BAM, 5.00%, 11/15/44	AA	10,000,000	10,561,360
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,405,750
Ser. D-1, 5.00%, 11/15/33	A3	960,000	962,425
Ser. A, BAM, 4.00%, 11/15/48	AA	4,000,000	3,917,714
Ser. D-2, 4.00%, 11/15/47	A3	2,000,000	1,934,250
(Green Bonds), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,901,375
Metro. Trans. Auth. VRDN Ser. D-2, 3.85%, 11/1/35	VMIG 1	240,000	240,000
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,512,907
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(St. John Fisher U.), 5.25%, 6/1/54	A-	850,000	922,963
(St. John Fisher U.), 5.25%, 6/1/49	A-	635,000	697,914
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,025,082
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,003,365
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	613,929
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,251,951
(St. John Fisher U.), Ser. A, 5.00%, 6/1/29 (Prerefunded 9/22/24)	A-	800,000	800,796
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,149,393
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,867,334
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	4,165,487
Nassau Cnty., Local Econ. Rev. Bonds, (Roosevelt Children's Academy Charter School), 5.00%, 7/1/55	Baa2	2,750,000	2,810,258
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	4,537,648	4,441,398
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	352,023
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,072,308
5.00%, 4/1/37	A3	1,000,000	1,036,348
5.00%, 4/1/35	A3	200,000	208,581
NY City, G.O. Bonds
Ser. D, 5.25%, 4/1/54	Aa2	2,500,000	2,760,560
Ser. C-1, 5.25%, 9/1/50(FWC)	Aa2	3,335,000	3,706,005
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,277,276
Ser. C-1, 5.25%, 9/1/45	Aa2	5,000,000	5,632,364
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,671,335
Ser. A, 5.00%, 8/1/47	Aa2	5,300,000	5,760,918
(Fiscal 2024), Ser. A, 5.00%, 8/1/46	Aa2	1,450,000	1,581,552
Ser. C, 5.00%, 8/1/42	Aa2	5,350,000	5,750,789
Ser. D-1, 4.00%, 3/1/44	Aa2	1,135,000	1,123,433
Ser. A, 4.00%, 8/1/42	Aa2	3,500,000	3,501,156
NY City, VRDN, Ser. I-2, 4.00%, 3/1/40	VMIG 1	13,500,000	13,500,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A, 4.00%, 2/15/48	Aa3	880,000	846,785
NY City, Hsg. Dev. Corp. Rev. Bonds
Ser. J, 3.15%, 11/1/54	AA+	6,190,000	4,749,573
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,739,128
2.80%, 2/1/50	Aa2	3,585,000	2,554,002
(Sustainable Dev.), Ser. F-1, FHA Insd., 2.50%, 11/1/51	AA+	5,480,000	3,583,663
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg.
Rev. Bonds (Sustainable Bond), Ser. B-1A, 4.75%, 11/1/54	AA+	2,750,000	2,775,679
Rev. Bonds, Ser. C-1, 2.60%, 11/1/56	AA+	1,660,000	1,049,510
Rev. Bonds, Ser. C-1, 2.50%, 11/1/51	AA+	5,000,000	3,269,766
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. A-1, 4.95%, 11/1/58	AA+	2,000,000	2,042,027
Ser. A-1, FHA Insd., 4.75%, 11/1/54	AA+	3,000,000	3,028,014
Ser. I-1, 2.80%, 11/1/60	AA+	3,000,000	2,015,420
(Sustainability Bonds), Ser. I-1, 2.70%, 11/1/55	AA+	7,000,000	4,576,408
Ser. F-1, FHA Insd., 2.60%, 11/1/56	AA+	4,000,000	2,528,940
Ser. G-1, FHA Insd., 2.45%, 11/1/45	AA+	4,500,000	3,250,762
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	5,000,000	3,220,490
NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Ballpark Co., LLC), AGM, 3.00%, 1/1/33	AA	3,810,000	3,702,180
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,050,000	1,050,311
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.25%, 6/15/52	Aa1	10,000,000	11,018,656
Ser. DD, 5.25%, 6/15/47	Aa1	4,000,000	4,458,560
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,240,239
Ser. BB-1, 3.00%, 6/15/44	Aa1	1,000,000	850,320
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 3.80%, 6/15/43	VMIG 1	1,835,000	1,835,000
NY City, Transitional Fin. Auth. VRDN, Ser. A-4, 4.00%, 8/1/45	VMIG 1	4,000,000	4,000,000
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,324,788
(Future Tax Secd.) Ser. F-1, 5.25%, 2/1/53	AAA	5,000,000	5,538,246
(Future Tax Secd.), 5.00%, 5/1/45	AAA	3,500,000	3,859,066
(Future Tax Secd.), Ser. A-1, 5.00%, 5/1/45	AAA	4,000,000	4,391,307
(Future Tax Secd.), 5.00%, 5/1/43	AAA	2,150,000	2,390,664
5.00%, 8/1/40	AAA	14,000,000	14,762,391
(Future Tax Secd.), 5.00%, 5/1/40	AAA	2,000,000	2,262,703
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,026,653
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,500,000	2,529,181
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	5,089,813
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	5,073,733
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,000,000	1,033,534
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5.00%, 7/15/43	Aa2	8,110,000	8,252,704
5.00%, 7/15/40	Aa2	4,550,000	4,578,310
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	A-	775,000	789,542
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	6,985,000	6,835,037
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,300,000	2,159,593
Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	952,766
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/41	A-	250,000	252,466
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/36	A-	265,000	269,707
NY Metro. Trans. Auth. Special Tax Bonds, Ser. A, 5.25%, 11/15/54	AA	5,000,000	5,581,126
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,025,000
zero %, 11/15/50	A2	7,000,000	2,039,156
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,132,737
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	355,371
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	1,775,000	1,645,708
(Iona College), 5.00%, 7/1/42	Baa2	225,000	233,816
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	807,145
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,079,098
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	974,930
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	816,510
(Wagner College), 5.00%, 7/1/38	BBB-/F	840,000	869,154
(Iona College), 5.00%, 7/1/37	Baa2	200,000	212,772
(Wagner College), 5.00%, 7/1/37	BBB-/F	770,000	802,887
(Wagner College), 5.00%, 7/1/36	BBB-/F	730,000	762,432
(Wagner College), 5.00%, 7/1/35	BBB-/F	1,000,000	1,049,583
(Wagner College), 5.00%, 7/1/33	BBB-/F	1,000,000	1,057,441
(Iona College), 5.00%, 7/1/32	Baa2	525,000	572,954
(Iona College), 5.00%, 7/1/31	Baa2	625,000	678,468
(Iona College), 5.00%, 7/1/29	Baa2	250,000	267,772
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,496,148
(Rockefeller U. (The)), Ser. A, 4.00%, 7/1/42	Aa1	6,400,000	6,446,686
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	554,157
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/56	Baa3	1,750,000	1,915,490
(Pace U.), Ser. A, 5.50%, 5/1/49	Baa3	875,000	962,859
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,181,872
(NY Inst. Of Tech.), 5.25%, 7/1/54	Baa2	2,900,000	3,120,426
(NY Inst. Of Tech.), 5.25%, 7/1/49	Baa2	2,300,000	2,497,952
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,067
(NY Inst. Of Tech.), 5.00%, 7/1/44	Baa2	700,000	751,306
(NY Inst. Of Tech.), 5.00%, 7/1/43	Baa2	770,000	831,575
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,507,977
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,802,487
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,415,685
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,019,226
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A1	360,000	371,015
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,030
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.25%, 3/15/52	Aa1	3,000,000	3,331,466
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,715
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,049
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,358
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,210,355
NY State Dorm. Auth. Sales Tax Rev. Bonds (Bidding Group 3), Ser. A, 5.00%, 3/15/54	Aa1	5,000,000	5,447,339
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.)
Ser. C, 4.00%, 4/1/34	A-	3,600,000	3,656,175
Ser. D, 3.50%, 10/1/29	A-	5,000,000	4,979,865
NY State Env. Fac. Corp. Solid Waste Disp.
Mandatory Put Bonds (9/3/30), (Casella Waste Syst., Inc.), 5.125%, 9/1/50	B1	1,000,000	1,053,016
Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	550,000	542,290
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 2.75%, 5/1/44	VMIG 1	3,000,000	3,000,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,548,338
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	3,075,000	2,459,555
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,303,627
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	29,290,000	24,568,968
(Port Auth. of NY & NJ), Ser. 1WTC, 3.00%, 2/15/42	AA-	1,500,000	1,276,108
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	5,065,896
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	8,250,000	6,319,420
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	516,008
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	15,988,373
NY State Pwr. Auth. Rev. Bonds, (Green Bond), Ser. A, 4.00%, 11/15/55	Aa2	5,950,000	5,862,975
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,033,079
Ser. B, 4.00%, 1/1/45	A2	6,000,000	5,865,316
Ser. B, 4.00%, 1/1/41	A2	3,000,000	2,999,737
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. New Term. One, LLC), 6.00%, 6/30/54	Baa3	5,700,000	6,231,173
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,900,000	3,125,839
(JFK Intl. Arpt. New Term. One, LLC), 5.50%, 6/30/60	Baa3	5,000,000	5,329,373
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,499,825
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,493,920
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,141,535
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	788,888
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,425,388
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,063,286
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,033,523
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	874,625
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	593,556
(American Airlines, Inc.), 3.00%, 8/1/31	BB/F	1,630,000	1,526,748
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,629,091
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/45	Aa1	10,000,000	10,998,210
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,879,075
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,248,615
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	994,377
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,250,114
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	1,001,511
Oneida Indian Nation, 144A Tax Rev. Bonds (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	1,200,000	1,322,282
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	709,927
5.00%, 7/1/46	Baa2	450,000	460,408
5.00%, 1/1/43	Baa2	740,000	752,028
Ser. B, 5.00%, 7/1/35	Baa2	410,000	432,895
5.00%, 7/1/34	Baa2	445,000	449,219
Ser. B, 5.00%, 7/1/34	Baa2	285,000	301,506
Ser. B, 5.00%, 7/1/33	Baa2	305,000	322,604
Ser. B, 5.00%, 7/1/32	Baa2	265,000	281,508
4.00%, 7/1/42	Baa2	525,000	487,425
4.00%, 7/1/41	Baa2	215,000	201,875
Ser. B, 4.00%, 7/1/40	Baa2	300,000	284,292
4.00%, 7/1/39	Baa2	450,000	430,273
Ser. B, 4.00%, 7/1/39	Baa2	825,000	788,833
4.00%, 7/1/38	Baa2	150,000	145,663
Ser. B, 4.00%, 7/1/38	Baa2	455,000	441,845
Ser. B, 4.00%, 7/1/37	Baa2	490,000	482,270
4.00%, 7/1/36	Baa2	325,000	321,543
Ser. B, 4.00%, 7/1/36	Baa2	425,000	420,479
4.00%, 7/1/34	Baa2	300,000	300,003
Port Auth. of NY & NJ Rev. Bonds
5.50%, 8/1/52	Aa3	5,000,000	5,425,109
5.00%, 1/15/47	Aa3	3,000,000	3,287,802
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,875,645
4.00%, 11/1/39	Aa3	3,250,000	3,252,802
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Baa3	600,000	609,058
5.00%, 6/1/25	Baa3	230,000	231,311
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,251,029
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa1	100,000	104,119
Ser. B, 5.00%, 9/1/41	Baa1	200,000	208,238
Ser. A, 5.00%, 9/1/40	Baa1	100,000	104,469
Ser. B, 5.00%, 9/1/40	Baa1	200,000	208,939
Ser. A, 5.00%, 9/1/39	Baa1	125,000	131,042
Ser. B, 5.00%, 9/1/39	Baa1	195,000	204,426
Ser. A, 5.00%, 9/1/38	Baa1	125,000	132,082
Ser. B, 5.00%, 9/1/38	Baa1	200,000	211,332
Ser. A, 5.00%, 9/1/37	Baa1	100,000	106,325
Ser. B, 5.00%, 9/1/37	Baa1	220,000	233,915
Ser. A, 5.00%, 9/1/36	Baa1	100,000	106,568
Ser. B, 5.00%, 9/1/36	Baa1	200,000	213,135
Ser. B, 5.00%, 9/1/35	Baa1	200,000	214,157
Ser. B, 5.00%, 9/1/34	Baa1	200,000	214,934
Ser. B, 5.00%, 9/1/33	Baa1	150,000	161,459
Ser. B, 5.00%, 9/1/32	Baa1	150,000	161,964
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	3,000,000	3,152,998
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/41	A-	1,300,000	1,282,746
4.00%, 6/1/40	A-	1,250,000	1,242,714
4.00%, 6/1/39	A-	1,250,000	1,252,139
4.00%, 6/1/38	A-	815,000	820,204
4.00%, 6/1/37	A-	1,250,000	1,263,133
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	514,937
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/33	Baa1	1,500,000	1,595,888
4.00%, 7/1/36	Baa1	400,000	395,745
4.00%, 7/1/35	Baa1	350,000	348,223
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,571,287
(Ithaca College), 5.00%, 7/1/41	A3	715,000	733,619
(Ithaca College), 5.00%, 7/1/37	A3	250,000	259,603
(Ithaca College), 5.00%, 7/1/35	A3	150,000	156,453
(Ithaca College), 5.00%, 7/1/34	A3	150,000	156,735
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,622,874
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. C, 5.25%, 5/15/52	AA+	5,500,000	5,995,180
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,938,459
Ser. A, zero %, 11/15/30	A1	7,000,000	5,708,559
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	2,725,000	2,923,649
5.00%, 9/1/34	A3	2,000,000	2,194,341
4.00%, 9/1/40	A3	1,375,000	1,363,020
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A-	15,490,000	15,794,998
Util. Debt Securitization Auth. Rev. Bonds, Ser. 1, 5.00%, 12/15/40	Aaa	4,000,000	4,653,679
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/42 (Prerefunded 11/25/24)	BBB-	4,405,000	4,428,552
(Kendal on Hudson), Ser. B, 5.00%, 1/1/41	BBB+/F	500,000	523,694
(Kendal on Hudson), Ser. B, 5.00%, 1/1/37	BBB+/F	525,000	558,559
(Kendal on Hudson), Ser. B, 5.00%, 1/1/32	BBB+/F	500,000	535,393
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/56	B-/P	2,205,000	2,204,834
Westchester Cnty., Indl. Dev. Multi-Fam. Hsg. Mandatory Put Bonds (5/1/41), (Armory Plaza Preservation, LP), FNMA Coll., 4.30%, 6/1/46	Aaa	3,215,000	3,195,811
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,249,994
(NY Blood Ctr., Inc.), 5.00%, 7/1/38	Baa1	1,000,000	1,101,153
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A-	1,250,000	1,276,140
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	504,972
5.00%, 10/15/49	BB/P	665,000	666,748
5.00%, 10/15/39	BB/P	545,000	556,804

			748,828,569
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	3,200,000	3,041,474
4.00%, 7/1/37	BB/P	2,750,000	2,690,411
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	487,482

			6,219,367
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,761,763

			4,761,763

Total municipal bonds and notes (cost $763,934,370)			$770,413,215

SHORT-TERM INVESTMENTS (0.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	Shares	3,027,400	$3,027,400
U.S. Treasury Bills 5.314%, 10/24/24(SEG)		$700,000	694,936

Total short-term investments (cost $3,722,072)			$3,722,336
TOTAL INVESTMENTS

Total investments (cost $767,656,442)			$774,135,551

FUTURES CONTRACTS OUTSTANDING at 8/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	55	$7,256,563	$7,256,563	Dec-24	$119,275

Unrealized appreciation					119,275

Unrealized (depreciation)					—

Total					$119,275

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2023 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $771,466,735.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$9,839,045	$155,232,119	$162,043,764	$206,061	$3,027,400

	Total Short-term investments	$9,839,045	$155,232,119	$162,043,764	$206,061	$3,027,400
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $321,440.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.92%, 5.31%, 5.28%, 5.32%, 5.02% and 4.71%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	20.2%
	Transportation	17.0
	Tax bonds	13.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$770,413,215	$—
Short-term investments	—	3,722,336	—

Totals by level	$—	$774,135,551	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$119,275	$—	$—

Totals by level	$119,275	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	50
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com